Operating leases	12 Months Ended
Dec. 31, 2025
Operating Leases
Operating leases

7.       Operating leases:

a) Time charter-in vessel agreements

The carrying value of the assets and liabilities recognized in connection with the time charter-in vessel arrangements with an initial term exceeding 12 months as of December 31, 2024 and 2025 amounted to $181,618 and $154,326, respectively, and are included under “Operating leases, right-of-use assets” and “Operating lease liabilities current and non- current” in the consolidated balance sheets. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, is approximately 5.3%. The time charter-in hire payments required to be made after December 31, 2025, for these outstanding operating lease liabilities, are as follows:

Twelve month periods ending	Amount
December 31, 2026	$35,232
December 31, 2027	35,661
December 31, 2028	36,049
December 31, 2029	28,549
December 31, 2030	30,204
December 31, 2031 and thereafter	12,055
Total undiscounted lease payments	$177,750
Discount based on incremental borrowing rate	(23,424)
Present value of lease liability	$154,326
Operating lease liabilities, current	27,522
Operating lease liabilities, non-current	126,804

The weighted average remaining lease term of these charter-in vessel arrangements as of December 31, 2025 is 5.17 years. The charter-in hire expenses for these long-term charter-in arrangements for the year ended December 31, 2023, 2024 and 2025, were $10,656, $24,018 and $36,873, respectively, and are included under “Charter-in hire expenses” in the consolidated income statements.

b) Office rental arrangements

The carrying value of the assets and liabilities recognized in connection with the office rental arrangements as of December 31, 2024 and 2025 amounted to $2,891 and $2,732, respectively, and are included under “Operating leases, right-of-use assets” and “Operating lease liabilities current and non- current” in the consolidated balance sheets. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, is approximately 5.2%. The office rental payments required to be made after December 31, 2025, for these outstanding operating lease liabilities, are as follows:

Twelve month periods ending	Amount
December 31, 2026	$1,195
December 31, 2027	812
December 31, 2028	721
December 31, 2029	169
December 31, 2030	59
Total undiscounted lease payments	$2,956
Discount based on incremental borrowing rate	(224)
Present value of lease liability	$2,732
Operating lease liabilities, current	1,102
Operating lease liabilities, non-current	1,630

7.       Operating leases – (continued):

b) Office rental arrangements – (continued)

The weighted average remaining lease term of these office rental arrangements as of December 31, 2025 is 2.95 years. The lease expense for the Company’s office rental arrangements for the years ended December 31, 2023, 2024 and 2025, was $574, $1,387 and $1,616 respectively and is included under “General and administrative expenses” in the consolidated income statements.